Other Intangible Assets, Net (Other Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gross cost
Purchased and internally developed software		$ 615	$ 575
Affiliate and customer relationships		2,450	2,445
Debt origination fees		51	54
Trademarks (indefinite life)		2,428	2,429
Other intangible assets (excluding goodwill), gross		5,544	5,503
Accumulated amortization
Purchased and internally developed software		(393)	(352)
Affiliate and customer relationships		(1,802)	(1,624)
Debt origination fees		(13)	(18)
Other intangible assets (excluding goodwill), accumulated amortization		(2,208)	(1,994)
Amortization of other intangible assets		254	237	272
Impairment of intangible assets, finite-lived	$ 47
Software and Software Development Costs [Member]
Finite-lived and Indefinite-lived Intangible Assets by Major Class [Line Items]
Remaining weighted average years		1 year 8 months 12 days
Customer Lists [Member]
Finite-lived and Indefinite-lived Intangible Assets by Major Class [Line Items]
Remaining weighted average years		3 years 9 months 12 days
Debt [Member]
Finite-lived and Indefinite-lived Intangible Assets by Major Class [Line Items]
Remaining weighted average years		8 years 9 months 12 days
Other Intangible Assets [Member]
Finite-lived and Indefinite-lived Intangible Assets by Major Class [Line Items]
Remaining weighted average years		3 years 6 months 12 days